Disposal of Assets (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Summary of reclassified as held for sale
The following assets and liabilities were reclassified as held for sale as at 30 June 2024:

US$m
Assets classified as held for sale
Oil and gas properties	1,070
Inventories	6
Lease assets	2
Goodwill	298
Other assets	2

Total assets held for sale	1,378

Liabilities directly associated with assets held for sale
Payables	(28)
Deferred tax liabilities	(75)
Lease liabilities	(8)
Provisions	(8)

Total liabilities directly associated with assets held for sale	(119)